BORROWING (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of detailed information about borrowings [abstract]
SCHEDULE OF BORROWING
	Consolidated
	2021			2020
	Current	Non-Current	Total	Current	Non-Current	Total
	$	$	$	$	$	$
Unsecured
Other loan	—	—	—	—	52,252	52,252